UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	September 30, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
Brazil (8.3%)
Beverages
Cia de Bebidas das Americas (Preference) ADR	88,200	$3,376

Commercial Banks
Banco Bradesco SA (Preference)	157,800	2,535

Food & Staples Retailing
Raia Drogasil SA	53,300	612

Food Products
BRF - Brasil Foods SA	205,722	3,553

Household Durables
PDG Realty SA Empreendimentos e Participacoes	357,800	674

Information Technology Services
Cielo SA	32,120	802

Metals & Mining
Vale SA (Preference)	17,252	300
Vale SA (Preference) ADR	97,888	1,699
Vale SA ADR (a)	13,100	235
		2,234
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	59,839	688
Petroleo Brasileiro SA (Preference)	240,232	2,651
Petroleo Brasileiro SA ADR	60,300	1,383
Ultrapar Participacoes SA	65,660	1,477
		6,199
		19,985
Chile (2.9%)
Chemicals
Sociedad Quimica y Minera de Chile SA ADR	32,700	2,015

Commercial Banks
Banco Santander Chile ADR	14,800	1,084

Food & Staples Retailing
Cencosud SA	200,929	1,218

Independent Power Producers & Energy Traders
Empresa Nacional de Electricidad SA	607,801	985

Multi-line Retail
SACI Falabella	153,797	1,550
		6,852
China (10.6%)
Beverages
Tsingtao Brewery Co., Ltd. H Shares (a)(b)	218,000	1,203

	Shares	Value (000)
Biotechnology
Sino Biopharmaceutical (b)	284,000	$105

Commercial Banks
Bank of China Ltd. H Shares (b)	2,885,000	1,098
China Construction Bank Corp. H Shares (b)	3,036,810	2,107
		3,205
Diversified Telecommunication Services
China Telecom Corp., Ltd. H Shares (b)	1,530,000	884

Food & Staples Retailing
China Resources Enterprise Ltd. (b)	220,000	735

Food Products
China Mengniu Dairy Co., Ltd. (b)	945,000	2,827
Tingyi Cayman Islands Holding Corp. (a)(b)	228,000	687
Uni-President China Holdings Ltd. (b)	17,000	19
		3,533
Health Care Providers & Services
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)	660,100	1,224

Hotels, Restaurants & Leisure
Ajisen China Holdings Ltd. (a)(b)	486,000	323

Insurance
China Life Insurance Co., Ltd. H Shares (b)	612,000	1,768
China Pacific Insurance Group Co., Ltd. H Shares (b)	729,000	2,205
		3,973
Internet Software & Services
Tencent Holdings Ltd. (a)(b)	124,200	4,232

Oil, Gas & Consumable Fuels
CNOOC Ltd. (b)	896,000	1,837

Personal Products
Hengan International Group Co., Ltd. (a)(b)	164,000	1,550

Real Estate Management & Development
China Overseas Land & Investment Ltd. (a)(b)	218,000	554

Specialty Retail
Belle International Holdings Ltd. (b)	592,000	1,072
Chow Tai Fook Jewellery Group Ltd. (a)(b)	342,600	488
		1,560
Wireless Telecommunication Services
China Mobile Ltd. (b)	42,500	471
		25,389

	Shares	Value (000)
Hong Kong (0.7%)
Textiles, Apparel & Luxury Goods
Samsonite International SA	925,800	$1,777

Hungary (1.0%)
Pharmaceuticals
Richter Gedeon Nyrt	13,078	2,287

India (7.6%)
Automobiles
Tata Motors Ltd.	398,701	2,022

Chemicals
Asian Paints Ltd.	16,037	1,196

Commercial Banks
HDFC Bank Ltd.	231,278	2,759
IndusInd Bank Ltd.	192,371	1,326
		4,085
Construction & Engineering
Larsen & Toubro Ltd.	30,943	937

Construction Materials
ACC Ltd.	55,638	1,551

Information Technology Services
Tata Consultancy Services Ltd.	59,831	1,470

Metals & Mining
Tata Steel Ltd.	152,858	1,162

Oil, Gas & Consumable Fuels
Reliance Industries Ltd.	42,520	675

Pharmaceuticals
Dr. Reddy’s Laboratories Ltd.	30,214	943
Glenmark Pharmaceuticals Ltd.	174,840	1,395
Sun Pharmaceutical Industries Ltd.	58,602	773
		3,111
Tobacco
ITC Ltd.	394,666	2,038
		18,247
Indonesia (5.4%)
Automobiles
Astra International Tbk PT	3,054,500	2,362

Commercial Banks
Bank Mandiri Persero Tbk PT	2,201,000	1,886

Diversified Telecommunication Services
Telekomunikasi Indonesia Persero Tbk PT	2,070,500	2,044

	Shares	Value (000)
Food Products
Indofood Sukses Makmur Tbk PT	2,154,500	$1,272

Pharmaceuticals
Kalbe Farma Tbk PT	2,690,000	1,321

Real Estate Management & Development
Lippo Karawaci Tbk PT	22,442,000	2,322

Wireless Telecommunication Services
Indosat Tbk PT	3,136,500	1,770
		12,977
Korea, Republic of (16.8%)
Aerospace & Defense
Korea Aerospace Industries Ltd.	27,660	694

Air Freight & Logistics
Hyundai Glovis Co., Ltd.	5,584	1,223

Airlines
Korean Air Lines Co., Ltd. (c)	18,749	802

Auto Components
Mando Corp.	3,812	528

Automobiles
Hyundai Motor Co.	21,888	4,963

Chemicals
Cheil Industries, Inc.	10,900	995
LG Chem Ltd.	5,629	1,679
		2,674
Commercial Banks
KB Financial Group, Inc.	33,027	1,180
Shinhan Financial Group Co., Ltd.	43,881	1,498
		2,678
Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	21,976	1,335

Household Durables
Woongjin Coway Co., Ltd.	38,657	1,069

Household Products
LG Household & Health Care Ltd.	1,888	1,079

Information Technology Services
SK C&C Co., Ltd.	10,915	980

Insurance
Samsung Fire & Marine Insurance Co., Ltd.	4,538	976
Samsung Life Insurance Co., Ltd.	5,845	505
		1,481

	Shares	Value (000)
Internet Software & Services
NHN Corp.	6,288	$1,644

Machinery
Hyundai Heavy Industries Co., Ltd.	6,412	1,457

Media
Cheil Worldwide, Inc.	25,280	538
SM Entertainment Co. (c)	18,902	1,015
		1,553
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	8,998	10,897
Samsung Electronics Co., Ltd. (Preference)	2,959	2,101
		12,998
Software
NCSoft Corp.	7,241	1,547
Nexon Co., Ltd. (a)(c)	122,800	1,689
		3,236
		40,394
Malaysia (3.2%)
Airlines
AirAsia Bhd	914,500	904

Commercial Banks
CIMB Group Holdings Bhd	699,600	1,717

Construction & Engineering
Gamuda Bhd	590,200	664

Health Care Providers & Services
IHH Healthcare Bhd (c)	616,500	645

Industrial Conglomerates
Sime Darby Bhd	439,900	1,410

Wireless Telecommunication Services
Axiata Group Bhd	1,149,000	2,444
		7,784
Mexico (4.8%)
Beverages
Fomento Economico Mexicano SAB de CV ADR	12,300	1,131

Chemicals
Mexichem SAB de CV	251,212	1,198

Commercial Banks
Grupo Financiero Santander Mexico SAB de CV ADR (c)	122,700	1,681

Construction Materials
Cemex SAB de CV ADR (c)	174,400	1,453

	Shares	Value (000)
Food & Staples Retailing
Wal-Mart de Mexico SAB de CV Series V	1,244,700	$3,506

Industrial Conglomerates
Alfa SAB de CV	612,000	1,139

Media
Grupo Televisa SAB ADR	61,900	1,455
		11,563
Peru (1.5%)
Commercial Banks
Credicorp Ltd.	16,930	2,121

Metals & Mining
Cia de Minas Buenaventura SA ADR	38,750	1,510
		3,631
Philippines (5.0%)
Commercial Banks
Metropolitan Bank & Trust	1,032,259	2,289

Diversified Financial Services
Ayala Corp.	29,840	305
Metro Pacific Investments Corp.	17,493,000	1,757
		2,062
Hotels, Restaurants & Leisure
Bloomberry Resorts Corp. (c)	4,908,500	1,318

Industrial Conglomerates
DMCI Holdings, Inc.	1,126,390	1,567
SM Investments Corp.	129,460	2,266
		3,833
Wireless Telecommunication Services
Philippine Long Distance Telephone Co.	38,810	2,590
		12,092
Poland (3.4%)
Diversified Telecommunication Services
Telekomunikacja Polska SA	436,321	2,240

Food & Staples Retailing
Jeronimo Martins SGPS SA	143,588	2,396

Insurance
Powszechny Zaklad Ubezpieczen SA	20,065	2,255

Oil, Gas & Consumable Fuels
Polskie Gornictwo Naftowe i Gazownictwo SA (c)	956,040	1,215
		8,106

	Shares	Value (000)
Qatar (0.5%)
Industrial Conglomerates
Industries Qatar QSC	32,100	$1,235

Russia (3.5%)
Energy Equipment & Services
Eurasia Drilling Co., Ltd. GDR	29,125	961

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	154,039	1,545
Lukoil OAO ADR	65,542	4,037
Rosneft OAO (Registered GDR)	258,162	1,735
		7,317
		8,278
South Africa (4.9%)
Beverages
SABMiller PLC	52,187	2,268

Food & Staples Retailing
Pick n Pay Stores Ltd.	224,761	1,206

Food Products
AVI Ltd.	161,419	1,159

Health Care Providers & Services
Life Healthcare Group Holdings Ltd.	246,500	940

Media
Naspers Ltd., Class N	42,187	2,610

Metals & Mining
AngloGold Ashanti Ltd.	30,781	1,082
AngloGold Ashanti Ltd. ADR	1,880	66
		1,148
Multi-line Retail
Clicks Group Ltd.	200,643	1,395

Oil, Gas & Consumable Fuels
Sasol Ltd.	22,200	993
		11,719
Switzerland (0.6%)
Textiles, Apparel & Luxury Goods
Swatch Group AG (The)	3,506	1,399

Taiwan (6.7%)
Chemicals
Formosa Plastics Corp.	267,000	763

Computers & Peripherals
Asustek Computer, Inc.	138,960	1,510
Catcher Technology Co., Ltd.	68,000	320

	Shares	Value (000)
Foxconn Technology Co., Ltd.	50	$—	@
		1,830
Construction & Engineering
Lung Yen Life Service Corp.	176,000	607

Construction Materials
Taiwan Cement Corp.	716,000	887

Diversified Financial Services
Chailease Holding Co., Ltd.	505,000	953
Fubon Financial Holding Co., Ltd.	413,928	450
		1,403
Electronic Equipment, Instruments & Components
Hon Hai Precision Industry Co., Ltd.	513,646	1,612

Food Products
Uni-President Enterprises Corp.	1,025,494	1,819

Insurance
China Life Insurance Co., Ltd. (c)	781,566	724

Semiconductors & Semiconductor Equipment
MediaTek, Inc.	54,000	570
MStar Semiconductor, Inc.	144,000	1,157
Siliconware Precision Industries Co.	103,000	115
Taiwan Semiconductor Manufacturing Co., Ltd.	1,467,455	4,495
		6,337
		15,982
Thailand (4.0%)
Commercial Banks
Bank of Ayudhya PCL NVDR	965,400	980
Kasikornbank PCL (Foreign)	427,200	2,533
Kasikornbank PCL NVDR	5,500	33
		3,546
Construction Materials
Siam Cement PCL NVDR	86,100	976

Oil, Gas & Consumable Fuels
Banpu PCL	91,750	1,168
PTT PCL (Foreign)	85,100	910
		2,078
Real Estate Management & Development
Land and Houses PCL NVDR	7,586,800	2,243
Supalai PCL	719,100	467
Supalai PCL NVDR	450,300	287
		2,997
		9,597

	Shares	Value (000)
Turkey (4.2%)
Beverages
Anadolu Efes Biracilik Ve Malt Sanayii AS	226,830	$3,370

Commercial Banks
Turkiye Garanti Bankasi AS	936,107	3,906

Diversified Financial Services
Haci Omer Sabanci Holding AS	335,720	1,472

Diversified Telecommunication Services
Turk Telekomunikasyon AS	323,977	1,291
		10,039
United States (1.9%)
Food Products
Mead Johnson Nutrition Co. (a)	28,429	2,083

Hotels, Restaurants & Leisure
Yum! Brands, Inc. (a)	36,038	2,391
		4,474
Total Common Stocks (Cost $205,685)		233,807
Investment Company (0.6%)
India (0.6%)
Morgan Stanley Growth Fund (c)(d) (Cost $238)	1,343,866	1,558

Short-Term Investments (4.7%)
Securities held as Collateral on Loaned Securities (3.0%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	5,246,533	5,247

	Face Amount (000)
Repurchase Agreements (0.8%)
Barclays Capital, Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $555; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.75% due 6/30/17; valued at $566)	$555	555
Merrill Lynch & Co., Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $204; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.75% due 5/15/22; valued at $209)	204	204

	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc., (0.22%, dated 9/28/12, due 10/1/12; proceeds $1,052; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 4/1/42; valued at $1,073)	$1,052	$1,052
		1,811
Total Securities held as Collateral on Loaned Securities (Cost $7,058)		7,058

	Shares
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $4,157)	4,156,653	4,157
Total Short-Term Investments (Cost $11,215)		11,215
Total Investments (102.8%) (Cost $217,138) Including $6,757 of Securities Loaned +		246,580
Liabilities in Excess of Other Assets (-2.8%)		(6,600)
Net Assets (100.0%)		$239,980

(a)

The value of loaned securities and related collateral outstanding at September 30, 2012 were approximately $6,757,000 and $7,066,000, respectively. The Fund received cash collateral of approximately $7,066,000 of which $7,058,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2012, there was uninvested cash of approximately $8,000 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)

For the nine months ended September 30, 2012, the proceeds from sales of Morgan Stanley Growth Fund, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $601,000, including net realized gains of approximately $507,000.

(e)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $217,138,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $29,442,000 of which approximately $41,952,000 related to appreciated securities and approximately $12,510,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Morgan Stanley Emerging Markets Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2012 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund’s Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$694	$—	$—	$694
Air Freight & Logistics	1,223	—	—	1,223
Airlines	1,706	—	—	1,706
Auto Components	528	—	—	528
Automobiles	9,347	—	—	9,347
Beverages	11,348	—	—	11,348
Biotechnology	105	—	—	105
Chemicals	7,846	—	—	7,846
Commercial Banks	29,407	1,326	—	30,733
Computers & Peripherals	1,830	—	—	1,830
Construction & Engineering	3,543	—	—	3,543
Construction Materials	4,867	—	—	4,867
Diversified Financial Services	4,937	—	—	4,937
Diversified Telecommunication Services	6,459	—	—	6,459
Electronic Equipment, Instruments & Components	1,612	—	—	1,612
Energy Equipment & Services	961	—	—	961
Food & Staples Retailing	9,673	—	—	9,673
Food Products	13,419	—	—	13,419
Health Care Providers & Services	2,809	—	—	2,809
Hotels, Restaurants & Leisure	4,032	—	—	4,032
Household Durables	1,743	—	—	1,743
Household Products	1,079	—	—	1,079
Independent Power Producers & Energy Traders	985	—	—	985
Industrial Conglomerates	7,617	—	—	7,617
Information Technology Services	3,252	—	—	3,252
Insurance	8,433	—	—	8,433
Internet Software & Services	5,876	—	—	5,876
Machinery	1,457	—	—	1,457
Media	5,618	—	—	5,618
Metals & Mining	6,054	—	—	6,054
Multi-line Retail	2,945	—	—	2,945
Oil, Gas & Consumable Fuels	18,236	2,078	—	20,314
Personal Products	1,550	—	—	1,550
Pharmaceuticals	6,719	—	—	6,719
Real Estate Management & Development	5,873	—	—	5,873
Semiconductors & Semiconductor Equipment	19,335	—	—	19,335
Software	3,236	—	—	3,236
Specialty Retail	1,560	—	—	1,560
Textiles, Apparel & Luxury Goods	3,176	—	—	3,176
Tobacco	2,038	—	—	2,038
Wireless Telecommunication Services	7,275	—	—	7,275
Total Common Stocks	230,403	3,404	—	233,807
Investment Company	1,558	—	—	1,558
Short-Term Investments
Investment Company	9,404	—	—	9,404
Repurchase Agreements	—	1,811	—	1,811
Total Short-Term Investments	9,404	1,811	—	11,215
Total Assets	$241,365	$5,215	$—	$246,580

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2012, securities with a total value of approximately $2,078,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2011 were valued using other significant observable inputs at September 30, 2012.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 15, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2012